CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary shares	Treasury shares	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2021	$ 5,627	$ (619,605)	$ 336,099,931	$ (93,981)	$ (178,833,259)	$ 156,558,713
Balance at the beginning (in shares) at Dec. 31, 2021	56,274,741
Balance at the beginning, Treasury shares (in shares) at Dec. 31, 2021		(94,074)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net loss					(79,971,847)	(79,971,847)
Other comprehensive income (loss)				(755,324)		(755,324)
Exercise of share options (Note 8)	$ 20		323,192			$ 323,212
Exercise of share options (Note 8) (in shares)	197,975					197,975
Issuance of ordinary shares under performance incentive plan (Note 8)	$ 10		391,985			$ 391,995
Issuance of ordinary shares under performance incentive plan (Note 8) (in shares)	99,999
Share-based compensation (Note 8)			10,520,282			10,520,282
Purchase of treasury shares under share repurchase program (Note 16)		$ 3,976,681				3,976,681
Purchase of treasury shares under share repurchase program (Note 16) (in shares)		(1,512,932)
Retirement of treasury shares (Note 16)	$ (160)	$ 4,596,282	(4,596,122)
Retirement of treasury shares (Note 16) (in shares)	(1,607,005)	(1,607,005)
Balance at the end (in shares) at Dec. 31, 2022	54,965,710
Balance at the end at Dec. 31, 2022	$ 5,497	$ (4)	342,739,268	(849,305)	(258,805,106)	83,090,350
Balance at the end, Treasury shares (in shares) at Dec. 31, 2022		(1)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net loss					(18,946,370)	(18,946,370)
Other comprehensive income (loss)				(950,783)		(950,783)
Exercise of share options (Note 8)	$ 1		5,499			$ 5,500
Exercise of share options (Note 8) (in shares)	10,000					10,000
Issuance of ordinary shares under performance incentive plan (Note 8)	$ 7		89,093			$ 89,100
Issuance of ordinary shares under performance incentive plan (Note 8) (in shares)	69,225
Share-based compensation (Note 8)	$ 42		7,271,658			7,271,700
Share-based compensation (Note 8) (in shares)	425,905
Balance at the end (in shares) at Dec. 31, 2023	55,470,840
Balance at the end at Dec. 31, 2023	$ 5,547	$ (4)	350,105,518	(1,800,088)	(277,751,476)	$ 70,559,497
Balance at the end, Treasury shares (in shares) at Dec. 31, 2023		(1)				(1)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net loss					(33,424,111)	$ (33,424,111)
Other comprehensive income (loss)				1,273,185		1,273,185
Exercise of share options (Note 8)	$ 19		190,219			$ 190,238
Exercise of share options (Note 8) (in shares)	185,620					185,620
Issuance of ordinary shares under performance incentive plan (Note 8)	$ 313		7,015,149			$ 7,015,462
Share-based compensation (Note 8)	$ 10		4,909,563			4,909,573
Share-based compensation (Note 8) (in shares)	99,623
Issuance of ordinary shares upon the at-the-market equity offering (the "ATM Offering"), net of issuance cost (Note 17) (in shares)	3,130,862
Retirement of treasury shares (Note 16)		$ 4	(4)
Retirement of treasury shares (Note 16) (in shares)	(1)	(1)
Balance at the end (in shares) at Dec. 31, 2024	58,886,944
Balance at the end at Dec. 31, 2024	$ 5,889		$ 362,220,445	$ (526,903)	$ (311,175,587)	$ 50,523,844
Balance at the end, Treasury shares (in shares) at Dec. 31, 2024						0